SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

Common Stocks - 99.7%	Shares	Value
Advertising Services - 0.7%
The Trade Desk, Inc. - Class A (1)	1,366	$ 71,100

Applications Software - 4.1%
Materialise NV (1)(2)	9,543	139,614
Microsoft Corp.	329	89,445
Monday.com Ltd. (1)(2)	1,453	164,974
		394,033
Athletic Equipment - 0.7%
Peloton Interactive, Inc. - Class A (1)	5,135	71,685

Auto Manufacturers - 2.2%
Rivian Automotive, Inc. - Class A (1)	2,404	75,486
Tesla, Inc. (1)	174	131,937
		207,423
Commercial Services - Finance - 8.9%
Adyen NV (1)	74	114,723
Block, Inc. - Class A (1)	3,629	317,574
PayPal Holdings, Inc. (1)	2,196	187,121
Shift4 Payments, Inc. - Class A (1)	2,639	120,470
Yeahka Ltd. (1)	47,580	118,745
		858,633
Commercial Services - 0.7%
IWG PLC	19,999	63,340

Communications Software - 0.4%
Zoom Video Communications, Inc. - Class A (1)(2)	334	35,888

Computer Software - 6.3%
Citrix Systems, Inc. (2)	325	32,724
Cloudflare, Inc. - Class A (1)	1,286	72,016
Dropbox, Inc. - Class A (1)	2,580	53,767
Fastly, Inc. - Class A (1)(2)	4,971	64,872
Lightspeed Commerce, Inc. (1)	5,712	148,455
MongoDB, Inc. (1)	188	44,584
Snowflake, Inc. (1)	562	71,740
Splunk, Inc. (1)	811	83,176
Twilio, Inc. - Class A (1)	348	36,599
		607,933
Computers - Other - 3.9%
Nano Dimension Ltd. (1)(2)	44,621	132,971
Stratasys Ltd. (1)	12,108	241,433
		374,404
Data Processing & Management - 0.3%
DocuSign, Inc. (1)	307	25,760

E-Commerce & Products - 13.0%
Alibaba Group Holding Ltd. (1)	2,861	274,799
eBay, Inc.	1,168	56,846
Etsy, Inc. (1)(2)	457	37,072
Farfetch Ltd. - Class A (1)(2)	5,629	50,492
JD.com, Inc. - Class A	4,262	239,184
JD.com, Inc. - Class A	452	13,020
Pinduoduo, Inc. - Class A (1)	6,276	315,997
Rakuten Group, Inc. (1)	26,260	147,788
Sea Ltd. - Class A (1)	1,476	122,006
		1,257,204
E-Commerce & Services - 10.0%
Airbnb, Inc. - Class A (1)	2,016	243,674
BASE, Inc. (1)	5,831	16,499
Demae-Can Co. Ltd.	4,712	15,787
Fiverr International Ltd. (1)	1,788	75,650
Lyft, Inc. - Class A (1)	3,051	53,942
MercadoLibre, Inc. (1)(2)	222	174,465
Uber Technologies, Inc. (1)	7,097	164,650
Upwork, Inc. (1)(2)	12,198	222,613
		967,280
E-Marketing - Information - 1.1%
Jumia Technologies AG (1)(2)	15,012	109,137

Enterprise Software & Services - 6.0%
HubSpot, Inc. (1)	403	136,089
Salesforce, Inc. (1)	660	105,758
UiPath, Inc. - Class A (1)	16,480	281,314
Workday, Inc. - Class A (1)	334	52,204
		575,365
Entertainment Software - 9.0%
Bilibili, Inc. - ADR (1)(2)	2,616	58,467
HUYA, Inc. - Class A (1)	25,008	105,784
NetEase, Inc. (1)(2)	2,152	223,227
ROBLOX Corp. - Class A (1)(2)	10,005	299,550
Unity Software, Inc. (1)(2)	4,667	186,540
		873,568
Finance - Consumer Loans - 3.4%
Dave, Inc. - Class A (1)(2)	20,229	46,324
LendingClub Corp. (1)	6,941	109,113
LendingTree, Inc. (1)	1,256	79,266
Upstart Holdings, Inc. (1)(2)	1,788	90,115
		324,818
Finance - Other Services - 2.6%
Coinbase Global, Inc. - Class A (1)(2)	3,221	251,560

Healthcare - Services - 2.9%
Oscar Health, Inc. - Class A (1)(2)	23,889	115,623
Teladoc Health, Inc. (1)(2)	4,935	168,234
		283,857
Internet Application Software - 3.0%
Shopify, Inc. - Class A (1)	772	289,593

Internet Content - Entertainment - 5.2%
JOYY, Inc. - Class A (2)	4,293	181,980
Pinterest, Inc. - Class A (1)	3,157	62,035
Snap, Inc. - Class A (1)(2)	3,348	47,241
Spotify Technology SA (1)	1,882	212,233
		503,489
Internet Content - Information & News - 5.2%
Just Eat Takeaway.com NV (1)(2)	4,817	21,387
Meituan Dianping - Class B (1)	6,535	155,763
Nerdy, Inc. - Class A (1)	27,672	79,419
Tencent Holdings Ltd.	5,365	247,819
		504,388
Internet Gambling - 1.4%
DraftKings, Inc. - Class A (1)(2)	9,834	133,251

Metal Processors & Fabrication - 2.0%
Proto Labs, Inc. (1)	4,098	197,483

Property & Casualty Insurance - 1.6%
Lemonade, Inc. (1)(2)	6,985	157,093

Real Estate - 0.5%
WeWork, Inc. - Class A (1)(2)	7,054	51,424

Schools - 1.2%
2U, Inc. (1)(2)	12,244	114,114

Transport - Services - 0.5%
DiDi Global, Inc. - Class A (1)	26,388	51,457

Web Portals & ISPs - 2.8%
Baidu, Inc. - Class A (1)	1,933	271,296
Yandex NV - Class A (1)(3)	4,764	–
		271,296
Total Common Stock
(Cost $22,561,262)		9,626,576

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 0.658% (4)	26,904	26,904
Total Short-Term Investments
(Cost $26,904)		26,904

Investments Purchased With Collateral from Securities Lending - 31.4%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (5)	3,033,547	3,033,547
Total Investments Purchased With Collateral From Securities Lending
(Cost $3,033,547)		3,033,547

Total Investments in Securities - 131.4%
(Cost $25,621,713)		12,687,027
Liabilities in Excess of Other Assets - (31.4)%		(3,028,491)
Total Net Assets - 100.0%		$ 9,658,536

(1) Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a value of $2,883,430 or 29.9% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The security is fair valued by the Fair Valuation Committee.
(4)	The rate quoted is the annualized seven-day effective yield as of May 31, 2022.
(5)	The rate shown is as of May 31, 2022.

Summary of Fair Value Exposure at May 31, 2022 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$–	$9,626,576	$–	$0	(2)	$9,626,576
Short-Term Investments	-	26,904	-	-		26,904
Investments Purchased With Collateral From Securities Lending (3)	3,033,547	-	-	-		3,033,547
Total Investments in Securities	$3,033,547	$9,653,480	$–	$0		$12,687,027

	Investments in Securities at Fair Value(2)
Balanced as of February 28, 2022	$70,650
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	(70,650)
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balanced as of May 31, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2022:	$(70,650)

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.